Capital Lease (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Aug. 26, 2014	May. 22, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant, and Equipment, Salvage Value				$ 0
Depreciation				$ 475,784	$ 258,162
Minimum [Member]
Property, Plant and Equipment, Useful Life				3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life				25 years
Assets Held under Capital Leases [Member]
Debt Instrument, Periodic Payment	$ 347	$ 1,030		$ 32,900
Debt Instrument, Term	5 years	2 years		5 years
Capital Lease, Option to Purchase, Amount	$ 1	$ 1		$ 200,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	$ 25,200	$ 22,154		$ 1,714,974
Fair Value Inputs, Discount Rate	4.00%	11.00%		9.00%
Debt Instrument, Interest Rate, Stated Percentage	4.00%	11.00%		9.00%
Property, Plant and Equipment, Useful Life	15 years	10 years
Property, Plant, and Equipment, Salvage Value	$ 0	$ 0		$ 0
Capital Leased Assets, Gross				1,604,915
Depreciation				$ 79,540
Assets Held under Capital Leases [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life				5 years
Assets Held under Capital Leases [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life				25 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life			5 years	5 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life			25 years	25 years